Breakdown by maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 147,243	$ 97,454
Total not overdue %	84.00%	85.00%
Total	$ 5,162,153	$ 3,118,872
Total %	100.00%	100.00%
Installment loans to individuals	$ 47,539	$ 7,369
[custom:BorrowingsInterestRateOverDue-0]	3.00%	3.00%
[custom:BorrowingsInterestRateGross-0]	100.00%	100.00%
Total	$ 47,539
[custom:TotalBorrowingsInterestRate-0]	3.00%	3.00%
[custom:CurrentLoansAndReceivablesTotalNotOverDue-0]	$ 189,051	$ 23,458
Of which:	$ 47,539	$ 7,369
[custom:CurrentBorrowingsInterestRate-0]	3.00%
[custom:CurrentLoansAndReceivablesNotOverdue-0]	$ 1,155,760
[custom:BorrowingsInterestRateGross1-0]	100.00%
[custom:GrossBorrowingsInterestRate-0]		100.00%
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total not overdue %	3.00%
[custom:BorrowingsInterestRateOverDue-0]		3.00%
Fixed interest rate	$ 47,539	$ 7,369
[custom:BorrowingsInterestRateGross2-0]	100.00%
[custom:GrossBorrowingsInterestRate1-0]		100.00%
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total not overdue %	84.00%	85.00%
Installment loans to individuals	$ 1,155,760	$ 170,077
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total not overdue %		12.00%
Installment loans to individuals		$ 23,458
Later than one year [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total not overdue %	13.00%
Fixed interest rate	$ 189,051	23,458
Less Than Sixty Days [Member]
IfrsStatementLineItems [Line Items]
Installment loans to individuals	22,371	2,370
Total	22,371	2,370
Of which:	22,371	2,370
Less Than Sixty Days [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Fixed interest rate	22,371	2,370
More Than Sixty Days [Member]
IfrsStatementLineItems [Line Items]
Installment loans to individuals	25,168	4,999
Total	25,168	4,999
Of which:	25,168	4,999
More Than Sixty Days [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Fixed interest rate	25,168	4,999
Between One Yea And Five Yearr [Member]
IfrsStatementLineItems [Line Items]
Installment loans to individuals	$ 189,051	$ 23,458
[custom:BorrowingsInterestRateNotOverDue-0]	13.00%
[custom:TotalBorrowingsInterestRate-0]		12.00%
[custom:TotalBorrowingsInterestRateNotOverDue-0]	13.00%
[custom:CurrentLoansAndReceivablesNotOverdue-0]	$ 189,051
[custom:BorrowingsInterestRate2-0]	13.00%	12.00%
Between One Yea And Five Yearr [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
[custom:BorrowingsInterestRateNotOverDue-0]		12.00%
Total [Member]
IfrsStatementLineItems [Line Items]
[custom:CurrentLoansAndReceivablesGross-0]	$ 1,392,350	$ 200,904
[custom:CurrentLoansAndReceivablesGross1-0]	1,392,350
[custom:CurrentLoansAndReceivablesNotOverdue-0]		200,904
Total [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
[custom:FixedInterestRateValueGross-0]	1,392,350	200,904
Installments Overdue [Member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 277,130	$ 146,563
Total not overdue %	5.40%	4.70%
Installments Overdue [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 77,527	$ 29,512
Total not overdue %	1.50%	0.90%
Installments Overdue [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 34,476	$ 9,109
Total not overdue %	0.70%	0.30%
Installments Overdue [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 26,747	$ 9,369
Total not overdue %	0.50%	0.30%
Installments Overdue [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 138,380	$ 98,573
Total not overdue %	2.70%	3.20%
Installments Not Overdue Due [Member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 4,885,023	$ 2,972,309
Total not overdue %	94.60%	95.30%
Installments Not Overdue Due [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 2,401,149	$ 1,418,770
Total not overdue %	46.50%	45.50%
Installments Not Overdue Due [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 904,864	$ 587,550
Total not overdue %	17.50%	18.80%
Installments Not Overdue Due [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 1,579,010	$ 965,989
Total not overdue %	30.60%	31.00%